Variable Interest Entities ("VIEs") - Narrative (Details) - vessel	Jun. 30, 2026	Dec. 31, 2025	Apr. 16, 2019
Gimi MS | FLNG
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)			30.00%
Variable Interest Entity
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1	1